Consolidated Statement of Operations and Comprehensive (Loss) Income (Parentheticals) - $ / shares		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Income Statement [Abstract]
(Loss) earnings per share attributable to the Company - diluted	[1]	$ (0.18)	$ 0.24	$ 0.11
Weighted Average Shares Outstanding - diluted	[1]	52,424,287	50,000,000	50,000,000

[1]	Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization